The RBB Fund Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 24, 2024

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	The RBB Fund Trust (the “Trust”) File Nos.: 333-200168 and 811-23011

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A under the 1933 Act (Amendment No. 43 under the 1940 Act) (the “Amendment”), for the purpose of registering one new series, the LRP Dynamic US Core ETF.

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective in 75 days. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at edward.paz@usbank.com.

Very truly yours,

/s/ Edward Paz
Edward Paz
Assistant Secretary

Enclosures

cc:	Steven Plump, The RBB Fund Trust James Shaw, The RBB Fund Trust Jillian Bosmann, Faegre Drinker Biddle & Reath LLP